UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $157,595 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABX AIR INC                    COM              00080S101     1364   169170 SH       SOLE                   169170
AMERIPRISE FINL INC            COM              03076C106    13464   211800 SH       SOLE                   211800
CNX GAS CORP                   COM              12618H309    21283   695522 SH       SOLE                   695522
GREAT LAKES BANCORP INC NEW    COM              390914109     4239   320862 SH       SOLE                   320862
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     9523   238600 SH       SOLE                   238600
HOSPIRA INC                    COM              441060100    15108   387000 SH       SOLE                   387000
INNOPHOS HOLDINGS INC          COM              45774N108     1329    92912 SH       SOLE                    92912
LANDAMERICA FINL GROUP INC     COM              514936103     8829    91500 SH       SOLE                    91500
MASTERCARD INC                 CL A             57636Q104    15832    95450 SH       SOLE                    95450
MOLECULAR INSIGHT PHARM INC    COM              60852M104     4012   425000 SH       SOLE                   425000
NATIONAL FUEL GAS CO N J       COM              636180101    18086   417600 SH       SOLE                   417600
SAIC INC                       COM              78390X101     9837   544400 SH       SOLE                   544400
TYCO INTL LTD NEW              COM              902124106     4042    75300 SH       SOLE                    75300
UNION PAC CORP                 COM              907818108    13542   117600 SH       SOLE                   117600
WASHINGTON GROUP INTL INC      COM NEW          938862208    12844   160526 SH       SOLE                   160526
WESTERN UN CO                  COM              959802109     4261   204566 SH       SOLE                   204566